Shareholder Fees	Sep. 28, 2020 USD ($)
Stadion Tactical Growth Fund | Class A Shares
Entity Listings [Line Items]
Maximum Sales Charge (Load)	5.75%
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	1.00%	[1]
Redemption Fee	none
Exchange Fee	none
Stadion Tactical Growth Fund | Class C Shares
Entity Listings [Line Items]
Maximum Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	1.00%	[2]
Redemption Fee	none
Exchange Fee	none
Stadion Tactical Growth Fund | Class I Shares
Entity Listings [Line Items]
Maximum Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	none
Redemption Fee	none
Exchange Fee	none
Stadion Tactical Defensive Fund | Class A Shares
Entity Listings [Line Items]
Maximum Sales Charge (Load)	5.75%
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	1.00%	[3]
Redemption Fee	none
Exchange Fee	none
Stadion Tactical Defensive Fund | Class C Shares
Entity Listings [Line Items]
Maximum Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	1.00%	[4]
Redemption Fee	none
Exchange Fee	none
Stadion Tactical Defensive Fund | Class I Shares
Entity Listings [Line Items]
Maximum Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	none
Redemption Fee	none
Exchange Fee	none
Stadion Trilogy Alternative Return Fund | Class A Shares
Entity Listings [Line Items]
Maximum Sales Charge (Load)	5.75%
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	1.00%	[5]
Redemption Fee	none
Exchange Fee	none
Stadion Trilogy Alternative Return Fund | Class C Shares
Entity Listings [Line Items]
Maximum Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	1.00%	[6]
Redemption Fee	none
Exchange Fee	none
Stadion Trilogy Alternative Return Fund | Class I Shares
Entity Listings [Line Items]
Maximum Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	none
Redemption Fee	none
Exchange Fee	none

[1]	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 12 months of purchase.
[2]	A 1.00% CDSC will be assessed on shares redeemed within 12 months of purchase.
[3]	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 12 months of purchase.
[4]	A 1.00% CDSC will be assessed on shares redeemed within 12 months of purchase.
[5]	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 12 months of purchase.
[6]	A 1.00% CDSC will be assessed on shares purchased and redeemed within 12 months of purchase.